Income Taxes - Disclosure of detailed information about tax expense (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense		$ 0	$ 0	$ 0
Total	$ 0	0	0	0
Canadian [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax expense		0	0	0
Foreign [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax expense		$ 0	$ 0	$ 0